UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21082
Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
September 30, 2007

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 84.7% (55.1% of Total Investments)

	Capital Markets – 10.4%

40,358	Bear Stearns Capital Trust III	7.800%		A2	$1,016,214
251,847	BNY Capital Trust V, Series F	5.950%		Aa3	5,749,667
244,295	Compass Capital Trust III	7.350%		A2	6,043,858
2,700	CSFB USA, Series 2002-10 (SATURNS)	7.000%		Aa1	66,528
1,258,400	Deutsche Bank Capital Funding Trust II	6.550%		Aa3	30,012,837
4,300	Goldman Sachs Capital I (CORTS)	6.000%		A1	94,170
15,700	Goldman Sachs Capital I, Series A (CORTS)	6.000%		A1	343,987
7,100	Goldman Sachs Group Inc. (SATURNS)	5.750%		AA-	151,159
1,100	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%		AA-	24,200
14,000	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%		A1	308,140
18,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%		A1	400,587
26,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A1	574,520
2,500	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A1	54,700
6,500	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		AA-	143,455
108,649	Lehman Brothers Holdings Capital Trust III, Series K	6.375%		A2	2,443,516
85,200	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%		A2	1,957,896
10,900	Lehman Brothers Holdings Capital Trust V, Series M	6.000%		A2	236,530
84,920	Lehman Brothers Holdings Capital Trust VI, Series N	6.240%		A2	1,896,264
122,413	Merrill Lynch Preferred Capital Trust III	7.000%		A1	3,023,601
94,500	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	2,355,885
178,400	Merrill Lynch Preferred Capital Trust V	7.280%		A1	4,442,160
169,526	Morgan Stanley Capital Trust III	6.250%		A1	3,885,536
167,669	Morgan Stanley Capital Trust IV	6.250%		A1	3,809,440
515,305	Morgan Stanley Capital Trust VI	6.600%		A1	12,109,668
144,324	Morgan Stanley Capital Trust VII	6.600%		A2	3,307,906

	Total Capital Markets				84,452,424

	Commercial Banks – 11.0%

121,050	ABN AMRO Capital Fund Trust V	5.900%		A1	2,595,312
105,400	ASBC Capital I	7.625%		A3	2,624,460
8,400	BAC Capital Trust X	6.250%		Aa2	195,384
158,386	Banco Santander Series 144A	6.800%		Aa3	3,677,533
190,081	Banco Santander, 144A	6.500%		A	4,401,573
89,821	Banco Santander	6.410%		Aa3	1,993,128
7,100	BancorpSouth Capital Trust I	8.150%		Baa1	178,494
84,500	Banesto Holdings, Series A, 144A	10.500%		A1	2,548,207
64,300	Bank One Capital Trust VI	7.200%		Aa3	1,612,644
55,000	Barclays Bank PLC	7.100%		Aa3	1,375,000
8,517	Barclays Bank PLC, (3)	6.625%		Aa3	206,026
2,000,000	BNP Paribas	7.195%		AA-	1,995,302
189,400	Citizens Funding Trust I	7.500%		Baa2	4,449,006
116,800	Cobank ABC, 144A, (3)	7.000%		A	5,738,734
13,000	Fleet Capital Trust VIII	7.200%		Aa2	326,040
4,400	HSBC Finance Corporation	6.875%		AA-	109,120
91,915	KeyCorp Capital Trust IX	6.750%		Baa1	2,162,760
859,600	National City Capital Trust II	6.625%		A3	18,180,540
49,461	National City Capital Trust IV	8.000%		A2	1,241,718
200,000	PFCI Capital Corporation	7.750%		A-	5,268,760
6,750	PNC Capital Trust	6.125%		A2	153,090
224,762	Royal Bank of Scotland Group PLC, Series N	6.350%		A1	5,045,907
147,839	Royal Bank of Scotland Group PLC, Series T	7.250%		Aa3	3,710,759
23,600	USB Capital Trust XI	6.600%		A1	554,128
33,480	VNB Capital Trust I	7.750%		A3	840,013
85,000	Wachovia Capital Trust IX	6.375%		A1	1,960,950
238,800	Wells Fargo Capital Trust V	7.000%		Aa2	5,948,508
18,925	Wells Fargo Capital Trust VII	5.850%		Aa2	429,598
382,350	Zions Capital Trust B	8.000%		BBB-	9,623,750

	Total Commercial Banks				89,146,444

	Computers & Peripherals – 0.0%

2,996	IBM Inc., Trust Certificates, Series 2001-2	7.100%		A+	74,795
1,500	IBM Trust IV (CORTS)	7.000%		A+	37,560

	Total Computers & Peripherals				112,355

	Diversified Financial Services – 11.6%

42,600	Allied Capital Corporation	6.875%		BBB+	964,038
599,640	BAC Capital Trust XII	6.875%		Aa3	15,110,928
320,130	Citigroup Capital Trust VIII	6.950%		Aa2	7,839,984
16,500	Citigroup Capital XIV	6.875%		Aa2	410,850
417,950	Citigroup Capital XV	6.500%		Aa3	9,830,184
10,900	Citigroup Capital XVI	6.450%		Aa2	255,169
390,100	Citigroup Capital XIX	7.250%		Aa2	9,982,659
295,700	Deutsche Bank Capital Funding Trust VIII	6.375%		A	6,786,315
5,500	General Electric Capital Corporation	6.450%		AAA	140,800
5,100	General Electric Capital Corporation	6.100%		AAA	125,103
100	General Electric Capital Corporation	5.875%		AAA	2,399
1,015,058	ING Group N.V.	7.200%		A1	24,716,662
569,000	ING Group N.V.	7.050%		A	13,758,420
127,185	Royal Bank of Scotland Group PLC, Series R	6.125%		A1	2,759,915
59,700	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%		A1	1,440,561

	Total Diversified Financial Services				94,123,987

	Diversified Telecommunication Services – 0.7%

99,000	AT&T Inc.	6.375%		A	2,358,180
13,300	BellSouth Capital Funding (CORTS)	7.120%		A	285,950
74,635	BellSouth Corporation (CORTS)	7.000%		A	1,758,587
2,200	Verizon Communications (CORTS)	7.625%		A	55,550
10,200	Verizon Communications, Series 2004-1 (SATURNS)	6.125%		A+	242,250
1,100	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%		A	25,878
23,900	Verizon New England Inc., Series B	7.000%		A3	593,915

	Total Diversified Telecommunication Services				5,320,310

	Electric Utilities – 1.9%

77,740	DTE Energy Trust I	7.800%		Baa3	1,973,819
109,205	Entergy Louisiana LLC	7.600%		A-	2,732,309
2,000	Entergy Mississippi Inc.	7.250%		A-	50,260
78,400	FPL Group Capital Inc.	6.600%		A3	1,892,576
400	Georgia Power Company	5.750%		A	9,004
36,500	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	826,725
15,025	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	345,275
111,500	PPL Energy Supply LLC	7.000%		BBB	2,748,475
191,400	Virginia Power Capital Trust	7.375%		Baa2	4,802,226

	Total Electric Utilities				15,380,669

	Food Products – 0.4%

29,900	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	3,127,355

	Household Durables – 0.9%

372,382	Pulte Homes Inc.	7.375%		BBB-	7,447,640

	Insurance – 17.7%

642,200	Ace Ltd., Series C	7.800%		BBB	16,414,632
14,840	Aegon N.V.	6.875%		A-	354,231
1,161,650	Aegon N.V., (3)	6.375%		A-	25,846,711
7,167	AMBAC Financial Group Inc.	5.950%		AA	159,466
15,500	Arch Capital Group Limited, Series B	7.875%		BBB-	388,275
513,512	Arch Capital Group Limited	8.000%		BBB-	13,120,232
382,400	Berkley WR Corporation, Capital Trust II	6.750%		BBB-	8,944,336
216,100	Delphi Financial Group, Inc.	8.000%		BBB+	5,517,033
229,800	Delphi Financial Group, Inc.	7.376%		BBB-	5,354,340
466,600	EverestRe Capital Trust II	6.200%		Baa1	10,139,218
89,800	EverestRe Group Limited	7.850%		Baa1	2,258,470
3,900	Financial Security Assurance Holdings	6.875%		AA	96,642
4,600	Financial Security Assurance Holdings	6.250%		AA	104,604
34,500	Lincoln National Capital Trust VI	6.750%		A-	831,450
265,920	Markel Corporation	7.500%		BBB-	6,695,866
296,700	PartnerRe Limited, Series C	6.750%		BBB+	6,853,770
77,700	PartnerRe Limited, Series D	6.500%		BBB+	1,719,501
80,600	PLC Capital Trust III	7.500%		BBB+	2,000,492
414,700	PLC Capital Trust IV	7.250%		BBB+	10,230,649
7,900	PLC Capital Trust V	6.125%		BBB+	173,010
8,000,000	Progressive Corporation	6.700%		A2	7,775,072
19,300	Protective Life Corporation	7.250%		BBB	476,710
8,300	Prudential Financial Inc. (CORTS)	6.000%		A+	180,193
264,265	Prudential PLC	6.750%		A	6,342,360
284,402	RenaissanceRe Holdings Limited	6.600%		BBB	6,020,790
65,100	RenaissanceRe Holdings Limited, Series B	7.300%		BBB	1,548,729
156,900	XL Capital Ltd, Series B	7.625%		Baa1	3,895,827

	Total Insurance				143,442,609

	IT Services – 0.1%

31,500	Vertex Industries Inc. (PPLUS)	7.625%		A	805,770

	Media – 5.9%

127,600	CBS Corporation	7.250%		BBB	3,186,172
150,000	CBS Corporation	6.750%		BBB	3,444,000
117,309	Comcast Corporation	7.000%		BBB+	2,956,187
735,519	Comcast Corporation	7.000%		BBB+	18,351,199
828,932	Viacom Inc.	6.850%		BBB	19,761,739

	Total Media				47,699,297

	Oil, Gas & Consumable Fuels – 1.6%

532,332	Nexen Inc.	7.350%		Baa3	13,308,300

	Pharmaceuticals – 0.1%

20,400	Bristol-Myers Squibb Company (CORTS)	6.250%		A+	485,112
13,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	338,238

	Total Pharmaceuticals				823,350

	Real Estate/Mortgage – 18.1%

41,158	AMB Property Corporation, Series M	6.750%		Baa2	947,046
196,300	AMB Property Corporation, Series P	6.850%		Baa2	4,630,717
12,500	AvalonBay Communities, Inc., Series H	8.700%		BBB	325,625
29,600	Developers Diversified Realty Corporation	7.500%		BBB-	710,400
47,300	Developers Diversified Realty Corporation, Series G	8.000%		BBB-	1,197,636
406,400	Developers Diversified Realty Corporation, Series H	7.375%		BBB-	9,773,920
155,700	Duke Realty Corporation, Series L	6.600%		BBB	3,543,732
51,700	Duke Realty Corporation, Series N	7.250%		BBB	1,264,065
157,779	Duke-Weeks Realty Corporation, Series B	7.990%		BBB	7,928,395
279,400	First Industrial Realty Trust, Inc., Series J	7.250%		BBB-	6,669,278
989,210	HRPT Properties Trust, Series B	8.750%		BBB-	25,046,795
3,600	Prologis Trust, Series F	6.750%		BBB	83,808
107,400	Prologis Trust, Series G	6.750%		BBB	2,485,236
455,900	PS Business Parks, Inc.	7.000%		BBB-	10,257,750
57,870	PS Business Parks, Inc., Series I	6.875%		BBB-	1,274,876
240,000	PS Business Parks, Inc., Series L	7.600%		BBB-	5,760,000
1,000	PS Business Parks, Inc., Series O	7.375%		BBB-	23,594
4,000	Public Storage, Inc.	7.125%		BBB+	97,800
17,100	Public Storage, Inc.	6.750%		BBB+	388,170
64,800	Public Storage, Inc., Series C	6.600%		BBB+	1,451,520
5,200	Public Storage, Inc., Series E	6.750%		BBB+	117,936
59,400	Public Storage, Inc., Series F	6.450%		BBB+	1,300,266
367,196	Public Storage, Inc., Series K	7.250%		BBB+	8,959,582
95,200	Public Storage, Inc., Series M	6.625%		BBB+	2,108,680
347,600	Public Storage, Inc., Series V	7.500%		BBB+	8,714,332
2,071	Public Storage, Inc., Series X	6.450%		BBB+	46,411
107,100	Public Storage, Inc., Series Y	6.850%		BBB+	2,684,194
94,100	Realty Income Corporation	7.375%		BBB-	2,346,854
103,600	Realty Income Corporation, Series E	6.750%		BBB-	2,434,600
47,500	Regency Centers Corporation	7.450%		BBB-	1,161,375
22,600	Regency Centers Corporation	7.250%		BBB-	550,762
177,800	Simon Property Group, Inc., Series G	7.890%		BBB	8,865,108
323,633	Vornado Realty Trust, Series G	6.625%		BBB-	7,242,907
40,200	Vornado Realty Trust, Series H	6.750%		BBB-	902,892
90,600	Vornado Realty Trust, Series I	6.625%		BBB-	2,011,320
509,100	Wachovia Preferred Funding Corporation	7.250%		A2	13,256,964
2,300	Weingarten Realty Trust, Series E	6.950%		A-	56,293

	Total Real Estate/Mortgage				146,620,839

	Thrifts & Mortgage Finance – 3.8%

13,400	Countrywide Capital Trust III (PPLUS)	8.050%		BBB	279,390
740,834	Countrywide Capital Trust IV	6.750%		BBB	14,261,055
769,055	Countrywide Capital Trust V	7.000%		BBB	14,804,309
60,800	Harris Preferred Capital Corporation, Series A	7.375%		A1	1,514,528

	Total Thrifts & Mortgage Finance				30,859,282

	Wireless Telecommunication Services – 0.5%

159,700	United States Cellular Corporation	8.750%		A-	4,035,619

	Total $25 Par (or similar) Preferred Securities (cost $724,736,071)				686,706,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.1% (0.7% of Total Investments)

	Commercial Banks – 1.1%

$8,600	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa2	$9,012,465

$8,600	Total Corporate Bonds (cost $9,388,736)				9,012,465

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 60.5% (39.4% of Total Investments)

	Capital Markets – 4.5%

2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	Aa3	$2,599,625
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	2,222,181
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	11,083,354
11,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	12,398,754
1,900	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	2,399,414
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	Aa2	5,977,296

	Total Capital Markets				36,680,624

	Commercial Banks – 34.0%

4,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	3,965,424
20,750	Abbey National Capital Trust I	8.963%	6/30/50	A+	25,394,450
23,000	AgFirst Farm Credit Bank	8.393%	12/15/16	A-	24,833,167
3,000	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	2,957,871
2,500	Bank One Capital III	8.750%	9/01/30	Aa3	2,991,293
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	A3	1,562,445
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	7,791,365
2,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	2,129,182
6,000	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	A1	5,378,610
7,500	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	6,706,883
2,000	CBG Florida REIT Corporation	7.114%	11/15/49	Baa3	1,933,132
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,139,713
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A+	2,072,472
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	1,825,531
11,500	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	12,173,659
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,554,690
4,700	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	4,488,914
15,400	HBOS PLC, Series 144A	6.413%	4/01/49	A1	13,673,999
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	6,308,883
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	23,024,595
3,000	HT1 Funding, GmbH	6.352%	6/30/57	A-	4,181,272
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	14,253,837
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	2,167,736
8,850	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	8,828,194
12,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	12,502,632
7,755	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	8,305,357
2,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	1,710,820
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	18,460,680
1,500	Royal Bank of Scotland Group PLC, Series U WI/DD	7.640%	3/31/49	A1	1,567,500
9,400	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	8,371,875
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,858,930
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,403,014
3,600	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,427,798
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	6,589,458
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	5,139,981
800	Union Bank of Norway	7.068%	11/19/49	A2	1,210,814
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	4,157,528
14,900	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	13,258,765

	Total Commercial Banks				275,302,469

	Diversified Financial Services – 4.2%

1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	AA-	1,653,404
3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	3,300,385
7,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	7,296,718
8,000	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Aa2	8,327,144
4,686	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	5,107,795
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	8,240,940

	Total Diversified Financial Services				33,926,386

	Diversified Telecommunication Services – 1.5%

11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	12,522,656

	Insurance – 10.8%

7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	9,855,050
2,000	American General Capital II	8.500%	7/01/30	Aa3	2,467,800
4,000	American International Group, Inc.	6.250%	3/15/37	Aa3	3,778,044
19,000	AXA SA, 144A	6.463%	12/14/49	BBB+	17,584,690
5,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	5,971,216
3,500	MetLife Inc.	6.400%	12/15/66	BBB+	3,338,629
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,553,440
4,100	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,965,778
6,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	6,644,320
2,000	Prudential PLC	6.500%	6/29/49	A	1,886,624
10,200	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	10,019,236
22,000	XL Capital, Limited	6.500%	10/15/57	BBB	20,584,102

	Total Insurance				87,648,929

	Oil, Gas & Consumable Fuels – 0.7%

5,860	KN Capital Trust III	7.630%	4/15/28	B1	5,274,275

	Real Estate – 3.0%

19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	24,646,563

	Road & Rail – 0.9%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,873,759

	Thrifts & Mortgage Finance – 0.9%

3,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	2,833,872
800	Onbank Capital Trust I	9.250%	2/01/27	A3	838,819
4,600	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	3,970,853

	Total Thrifts & Mortgage Finance				7,643,544

	Total Capital Preferred Securities (cost $504,883,752)				490,519,205

Shares	Description (1)				Value

	Investment Companies – 5.6% (3.6% of Total Investments)

251,398	Blackrock Preferred and Corporate Income Strategies Fund				$4,530,192
527,709	Blackrock Preferred Income Strategies Fund				9,314,064
98,658	Blackrock Preferred Opportunity Trust				2,039,261
643,692	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				11,728,068
291,906	Flaherty and Crumrine/Claymore Total Return Fund Inc.				5,429,452
497,219	John Hancock Preferred Income Fund III				10,023,935
52,729	John Hancock Preferred Income Fund II				1,161,620
48,147	John Hancock Preferred Income Fund				1,065,493

	Total Investment Companies (cost $49,728,891)				45,292,085

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 1.9% (1.2% of Total Investments)

$15,378	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $15,383,225, collateralized, by $11,545,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $ 15,686,769	3.750%	10/01/07		$15,378,419

	Total Short-Term Investments (cost $15,378,419)				15,378,419

	Total Investments (cost $1,304,115,869) – 153.8%				1,246,908,424

	Other Assets Less Liabilities – 0.5%				3,705,421

	Preferred Shares, at Liquidation Value – (54.3)%				(440,000,000)

	Net Assets Applicable to Common Shares – 100%				$810,613,845

Interest Rate Swap outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$110,000,000	Receive	1–Month USD–LIBOR	4.350%	Monthly	8/29/09	$504,503

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

WI/DD	Purchased on a when-issued or delayed delivery basis.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing defferences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $1,306,381,970.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$10,309,671
Depreciation	(69,783,217)

Net unrealized appreciation (depreciation) of investments	$(59,473,546)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.